EQUITY METHOD INVESTMENTS - Summary of financial information for equity method investees (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity method investments, disclosures
Net Operating Revenues	$ 47,061	$ 45,754	$ 43,004
Cost of goods sold	18,324	18,520	18,000
Gross Profit	28,737	27,234	25,004
Operating Income (Loss)	9,992	11,311	10,909
Consolidated Net Income	10,649	10,703	9,571
Net Income (Loss) Attributable to Noncontrolling Interest	18	(11)	29
Net Income Attributable to Shareowners of The Coca-Cola Company	10,631	10,714	9,542
Equity income (loss) — net	1,770	1,691	1,472
Assets, Current	25,997	26,732
Total Assets	100,549	97,703
Liabilities, Current	25,249	23,571
Stockholders' Equity Attributable to Parent	24,856	25,941
Equity attributable to noncontrolling interests	1,516	1,539	1,721	$ 1,861
Total Equity	26,372	27,480
Equity Method Investments	18,087	19,671
Equity Method Investment, Nonconsolidated Investee, Other
Equity method investments, disclosures
Net Operating Revenues	99,043	93,862	85,116
Cost of goods sold	58,527	55,780	52,051
Gross Profit	40,516	38,082	33,065
Operating Income (Loss)	12,536	11,868	9,719
Consolidated Net Income	8,439	7,657	6,373
Net Income (Loss) Attributable to Noncontrolling Interest	98	75	102
Net Income Attributable to Shareowners of The Coca-Cola Company	8,341	7,582	$ 6,271
Assets, Current	33,720	35,087
Assets, Noncurrent	72,039	74,464
Total Assets	105,759	109,551
Liabilities, Current	26,959	26,929
Liabilities, Noncurrent	33,004	33,989
Liabilities, Total	59,963	60,918
Stockholders' Equity Attributable to Parent	44,295	47,473
Equity attributable to noncontrolling interests	1,501	1,160
Total Equity	$ 45,796	$ 48,633